Interest Rate Benchmark Reform	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Interest Rate Benchmark Reform
4	Interest Rate Benchmark Reform
Overview
Major interest rate benchmark reviews have been undertaken globally to either reform or phase out certain interbank offered rates (IBORs), including the Canadian Dollar Offered Rate (CDOR). As alternatives to IBORs, regulators have recommended markets begin adopting alternative risk-free rates (RFRs). Further to previous announcements by various regulators, the publication of GBP, JPY, CHF, and EUR LIBORs ceased after December 31, 2021, while most of the USD LIBOR tenors (i.e., overnight, one-month,
three-month,
six-month
and
12-month
tenors) continue to be published until June 30, 2023.
The Federal Reserve Board and other U.S. agencies have encouraged banks to transition away from USD LIBOR and cease entering new contracts after December 31, 2021, to facilitate an orderly transition. Similarly, OSFI stated that Federally Regulated Financial Institutions (FRFIs) should not enter new transactions using USD LIBOR as a reference rate after December 31, 2021.

On March 15, 2022, the U.S. Federal LIBOR legislation was signed into law establishing a framework for the replacement of USD LIBOR as the benchmark interest rate in existing contracts lacking effective fallback provisions that are difficult to amend before the cessation.
On May 16, 2022, Refinitiv Benchmark Services (UK) Limited (RBSL), the administrator of the CDOR, announced the cessation of the publication of one-month,

two-month,

and three-month CDOR tenors after June 28, 2024, and this was authorized by the Ontario Securities Commission and the Autorité des marchés financiers. This announcement provides certainty regarding the future of

one-month,

two-month,

and three-month CDOR tenors and serves to set the fixed spread adjustment that will be used in industry standard fallback provisions for both derivative and cash products. The Canadian Alternative Reference Rate (CARR) committee has published a detailed transition roadmap with milestones to guide market participants on the transition away from CDOR across all product types. The CARR also confirmed the intention to move forward with the development of forward-looking Term CORRA which is expected to become available in Q3 2023. OSFI has also set out expectations for FRFIs, with transactions linked to CDOR, to transition to new reference rates prior to the cessation date.
IBOR reform and the associated move from IBORs to RFRs carries systemic and market risks. These risks, such as increased volatility, lack of liquidity and uneven fallback practices, may impact market participants. In addition to these inherent risks, the Bank is exposed to operational risk arising from the renegotiation of contracts, technology readiness to issue and trade products referencing RFRs, and conduct with clients and counterparties.
The Bank has established an enterprise-wide program (the Transition Program) to support the Bank’s transition away from IBORs to RFRs. The focus of the Transition Program is to address risks by identifying the exposures to various IBORs, evaluating the existing contract language in the event the IBORs cease to be published or available, developing the capabilities to issue and trade products referencing RFRs and communicating with clients and counterparties regarding industry developments pertaining to IBOR reform. The Transition Program provides quarterly updates to the Bank’s Regulatory Oversight Committee, and annually, to the Risk Committee of the Board of Directors, regarding the status of transition plans for migrating the Bank’s IBOR-linked products and upgrading systems and processes. The Transition Program continues its efforts on the transition of products referencing USD LIBOR and ensuring the Bank is not building its exposure to USD LIBOR, except as permitted by the regulators. As well, the Transition Program has updated its project plans to align with the CDOR transition roadmap and milestones published by the CARR committee and ensure alignment with OSFI’s expectations for FRFIs.
Non-derivative

financial assets and financial liabilities
The following table reflects the Bank’s IBOR exposure to

non-derivative

financial assets and financial liabilities as at October 31, 2022, subject to reform that has yet to transition to alternative benchmark rates. The Bank’s IBOR exposure to financial instruments includes USD LIBOR and SGD Swap Offer Rate (SOR) maturing after June 30, 2023, and one-month,

two-month,

and three-month CDOR maturing after June 28, 2024.

Six-month

and twelve-month CDOR tenors ceased to be published after May 17, 2021. These exposures could remain outstanding until IBOR ceases and will therefore transition in the future.

	Carrying amount
	As at October 31, 2022					As at November 1, 2021
($ millions)	USD LIBOR	CDOR		Other Rates (1)	Total	USD LIBOR	CDOR		Other Rates (1)	Total
	Maturing after June 30, 2023	Maturing after June 28, 2024		Maturing after June 30, 2023		Maturing after June 30, 2023	Maturing after June 28, 2024		Maturing after June 30, 2023

Non-derivative financial assets (3)	$35,877	$23,936		$114	$59,927	$38,517	$11,284		$102	$49,903
Non-derivative financial liabilities (4)	1,225	23,390	(2)	–	24,615	1,306	13,424	(2)	–	14,730

(1)	Includes exposures to SGD SOR maturing after June 30, 2023.
(2)	Excludes the Series 2006-1 Bank Deposit Note of $750 million which is currently at a fixed rate and will subsequently reset to a six-month CDOR based rate after December 31, 2036.
(3)
Non derivative financial assets include carrying amounts of debt securities, loans and customer’s liability under acceptances (debt securities, loans and customer’s liability under acceptances measured at amortized cost are gross of allowance for credit losses).

(4)	Non-derivative financial liabilities include carrying amounts of deposits, acceptances, obligations related to securities sold short, subordinated debentures and other liabilities.
In addition to the exposures noted in the table above, Additional Tier 1 (AT1) capital instruments of $1.56 billion (US$1.25 billion) were reset to three-month USD LIBOR on October 12, 2022.
Derivatives and undrawn commitments
The following table reflects the Bank’s IBOR exposure to derivatives and undrawn commitments as at October 31, 2022, subject to reform that has yet to transition to alternative benchmark rates. The Bank’s IBOR exposure to financial instruments includes USD LIBOR and SGD SOR
maturing after June 30, 2023, and
one-month,
two-month,
and three-month CDOR maturing after June 28, 2024. These exposures could remain outstanding until IBOR ceases and will therefore transition in the future.

	Notional amount
	As at October 31, 2022				As at November 1, 2021
($ millions)	USD LIBOR	CDOR	Other Rates (1)	Total	USD LIBOR	CDOR	Other Rates (1)	Total
	Maturing after June 30, 2023	Maturing after June 28, 2024	Maturing after June 30, 2023		Maturing after June 30, 2023	Maturing after June 28, 2024	Maturing after June 30, 2023
Derivatives
Single currency interest rate swaps (2)	$797,296	$1,025,373	$962	$1,823,631	$600,359	$574,897	$918	$1,176,174
Cross currency interest rate swaps (2)	297,490	122,718	–	420,208	280,968	71,047	–	352,015
Other (3)	14,946	3,574	–	18,520	38,078	1,355	–	39,433
Undrawn commitments	9,047	4,787	–	13,834	32,454	2,875	91	35,420

(1)	Includes exposures to SGD SOR maturing after June 30, 2023.
(2)
For single currency and/or cross currency interest rate swaps, where both legs are referencing rates directly impacted by the interest rate
benchmark reform, the relevant notional amount for both legs are shown separately to reflect the risks relating to the reform for each rate.

(3)	Other derivatives include futures, forward rate agreements, total return swaps and options.

Hedging derivatives
The following table reflects the Bank’s IBOR exposure to hedging derivatives as at October 31, 2022, subject to reform that has yet to transition to alternative benchmark rates. The Bank’s IBOR exposure to hedging derivatives include USD LIBOR maturing after
June
30, 2023, and
one-month,
two-month,
and three-month CDOR maturing after June 28, 2024. These exposures will remain outstanding until IBOR ceases and will therefore transition in the future.

Notional amount
	As at October 31, 2022			As at October 31, 2021
($ millions)	USD LIBOR	CDOR (2)	Total	USD LIBOR	CDOR (2)	Total
	Maturing after June 30, 2023	Maturing after June 28, 2024		Maturing after June 30, 2023	Maturing after June 28, 2024

Hedging derivatives (1)	$67,934	$109,253	$177,187	$61,936	$104,175	$166,111

(1)
For cross currency swaps where both legs are referencing rates directly impacted by the interest rate benchmark reform
, and a CAD leg is inserted to create two separate hedging relationships, the relevant notional amount for both legs are included in this table.

(2)
For single currency interest rate swaps, where both legs are referencing rates directly impacted by the interest rate benchmark reform, the relevant notional amount for both legs are shown separately to reflect the risks relating to the reform for each rate.